Unearned Revenue (Tables)	12 Months Ended
Aug. 31, 2019
Unearned Revenue [Abstract]
Schedule of unearned revenue
	August 31 2019 $	August 31 2018 $
Balance – Beginning	—	17,083
Earned revenue (Note 15)	—	(17,083)
Balance – Ending	—	—